Statement of Additional Information (SAI) Supplement
                               Dated June 9, 2006*


Fund (SAI Date)                                                                           SAI Form #

RiverSource Variable Portfolio - Balanced Fund (4/24/06)                                 S-6466-20 AA
RiverSource Variable Portfolio - Cash Management Fund (4/24/06)                          S-6466-20 AA
RiverSource Variable Portfolio - Core Bond Fund (4/24/06)                                S-6466-20 AA
RiverSource Variable Portfolio - Core Equity Fund (4/24/06)                              S-6466-20 AA
RiverSource Variable Portfolio - Diversified Bond Fund (4/24/06)                         S-6466-20 AA
RiverSource Variable Portfolio - Diversified Equity Income Fund (4/24/06)                S-6466-20 AA
RiverSource Variable Portfolio - Emerging Markets Fund (4/24/06)                         S-6466-20 AA
RiverSource Variable Portfolio - Fundamental Value Fund (4/24/06)                        S-6466-20 AA
RiverSource Variable Portfolio - Global Bond Fund (4/24/06)                              S-6466-20 AA
RiverSource Variable Portfolio - Global Inflation Protected Securities Fund (4/24/06)    S-6466-20 AA
RiverSource Variable Portfolio - Growth Fund (4/24/06)                                   S-6466-20 AA
RiverSource Variable Portfolio - High Yield Bond Fund (4/24/06)                          S-6466-20 AA
RiverSource Variable Portfolio - Income Opportunities Fund (4/24/06)                     S-6466-20 AA
RiverSource Variable Portfolio - International Opportunity Fund (4/24/06)                S-6466-20 AA
RiverSource Variable Portfolio - Large Cap Equity Fund (4/24/06)                         S-6466-20 AA
RiverSource Variable Portfolio - Large Cap Value Fund (4/24/06)                          S-6466-20 AA
RiverSource Variable Portfolio - Mid Cap Growth Fund (4/24/06)                           S-6466-20 AA
RiverSource Variable Portfolio - Mid Cap Value Fund (4/24/06)                            S-6466-20 AA
RiverSource Variable Portfolio - S&P 500 Index Fund (4/24/06)                            S-6466-20 AA
RiverSource Variable Portfolio - Select Value Fund (4/24/06)                             S-6466-20 AA
RiverSource Variable Portfolio - Short Duration U.S. Government Fund (4/24/06)           S-6466-20 AA
RiverSource Variable Portfolio - Small Cap Advantage Fund (4/24/06)                      S-6466-20 AA
RiverSource Variable Portfolio - Small Cap Value Fund (4/24/06)                          S-6466-20 AA

References to "Fund" throughout this supplement refer to the foregoing individual funds, singularly or collectively as the context requires.

S-6466-79 A (6/06)
*Valid until next SAI update.

The Investment Strategies and Types of Investments section has been revised as follows:

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

This table shows many of the various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the "investment manager") may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.


                                        TABLE 4. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS
-------------------------------------------------------------------------------------------------------------------
                    INVESTMENT STRATEGY                       BALANCED    FIXED INCOME     EQUITY     MONEY MARKET
-------------------------------------------------------------------------------------------------------------------

Agency and government securities                                  o             o             o            o
-------------------------------------------------------------------------------------------------------------------
Borrowing                                                         o             o             o            o
-------------------------------------------------------------------------------------------------------------------
Cash/money market instruments                                     o             o             o            o
-------------------------------------------------------------------------------------------------------------------
Collateralized bond obligations                                   o             o            o A
-------------------------------------------------------------------------------------------------------------------
Commercial paper                                                  o             o             o            o
-------------------------------------------------------------------------------------------------------------------
Common stock                                                      o            o B            o
-------------------------------------------------------------------------------------------------------------------
Convertible securities                                            o            o C            o
-------------------------------------------------------------------------------------------------------------------
Corporate bonds                                                   o             o             o
-------------------------------------------------------------------------------------------------------------------
Debt obligations                                                  o             o             o            o
-------------------------------------------------------------------------------------------------------------------
Depositary receipts                                               o            o D            o
-------------------------------------------------------------------------------------------------------------------
Derivative instruments (including options and futures)            o             o             o
-------------------------------------------------------------------------------------------------------------------
Exchange-traded funds                                             o             o             o
-------------------------------------------------------------------------------------------------------------------
Foreign currency transactions                                     o            o E            o
-------------------------------------------------------------------------------------------------------------------
Foreign securities                                                o             o             o            o
-------------------------------------------------------------------------------------------------------------------
Funding agreements                                                o             o             o            o
-------------------------------------------------------------------------------------------------------------------
High yield debt securities (junk bonds)                           o            o F            F
-------------------------------------------------------------------------------------------------------------------
Illiquid and restricted securities                                o             o             o            o
-------------------------------------------------------------------------------------------------------------------
Indexed securities                                                o             o             o
-------------------------------------------------------------------------------------------------------------------
Inflation protected securities                                    o             o             o
-------------------------------------------------------------------------------------------------------------------
Inverse floaters                                                  o             o             G
-------------------------------------------------------------------------------------------------------------------
Investment companies                                              o             o             o
-------------------------------------------------------------------------------------------------------------------
Lending of portfolio securities                                   o             o             o            o
-------------------------------------------------------------------------------------------------------------------
Loan participations                                               o             o            o H
-------------------------------------------------------------------------------------------------------------------
Mortgage- and asset-backed securities                             o             o            o I           o
-------------------------------------------------------------------------------------------------------------------
Mortgage dollar rolls                                             o             o             J
-------------------------------------------------------------------------------------------------------------------
Municipal obligations                                             o             o             o
-------------------------------------------------------------------------------------------------------------------
Preferred stock                                                   o            o K            o
-------------------------------------------------------------------------------------------------------------------
Real estate investment trusts                                     o             o             o
-------------------------------------------------------------------------------------------------------------------
Repurchase agreements                                             o             o             o            o
-------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreements                                     o             o             o            o
-------------------------------------------------------------------------------------------------------------------
Short sales                                                                     L             L
-------------------------------------------------------------------------------------------------------------------
Sovereign debt                                                    o             o            o M           o
-------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
                    INVESTMENT STRATEGY                       BALANCED    FIXED INCOME     EQUITY     MONEY MARKET
-------------------------------------------------------------------------------------------------------------------
Structured investments                                            o             o             o
-------------------------------------------------------------------------------------------------------------------
Swap agreements                                                   o N           o N           o N
-------------------------------------------------------------------------------------------------------------------
Variable- or floating-rate securities                             o             o             o            o
-------------------------------------------------------------------------------------------------------------------
Warrants                                                          o             o             o
-------------------------------------------------------------------------------------------------------------------
When-issued securities and forward commitments                    o             o             o
-------------------------------------------------------------------------------------------------------------------
Zero-coupon, step-coupon and pay-in-kind securities               o             o             o
-------------------------------------------------------------------------------------------------------------------

A. The following funds are not authorized to invest in collateralized bond obligations: Select Value, Small Cap Advantage, and Small Cap Value.
B. The following funds are not authorized to invest in common stock: Short Duration U.S. Government.
C. The following funds are not authorized to invest in convertible securities:
   Short Duration U.S. Government.
D. The following funds are not authorized to invest in depositary receipts:
   Short Duration U.S. Government.
E. The following funds are not authorized to engage in foreign currency transactions: Short Duration U.S. Government.
F. The following funds may hold securities that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase:
   Core Bond, Global Inflation Protected Securities, Growth, International Opportunity, Mid Cap Growth, S&P 500 Index, Short Duration U.S. Government, and Small Cap Advantage.
G. The following funds are authorized to invest in inverse floaters: Large Cap Equity.
H. The following funds are not authorized to invest in loan participations:
   Small Cap Value.
I. The following funds are not authorized to invest in mortgage- and asset-backed securities: S&P 500 Index and Small Cap Advantage.
J. The following funds are authorized to invest in mortgage dollar rolls: Core Equity and Large Cap Equity.
K. The following funds are not authorized to invest in preferred stock: Short Duration U.S. Government.
L. The following funds are authorized to engage in short sales: S&P 500 Index and Short Duration U.S. Government.
M. The following funds are not authorized to invest in sovereign debt: Select Value, Small Cap Advantage, and Small Cap Value.
N. Equity funds are authorized to invest in total return swap agreements. Fixed income and balanced funds are authorized to invest in interest rate swap agreements and Commercial Mortgage Backed Security total return swap agreements.


S-6466-79 A (6/06)
*Valid until next SAI update.